Other current assets (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Other current assets
Income taxes receivable	€ 159,290,000	€ 56,153,000
Other taxes receivable	107,708,000	90,808,000
Debt securities Current	99,592,000
Receivables for supplier rebates	68,203,000	48,222,000
Prepaid rent	57,319,000	52,251,000
Payments on account	54,778,000	51,282,000
Prepaid insurance	23,632,000	20,629,000
Deposit / Guarantee / Security	19,915,000	15,465,000
Derivatives	7,837,000	11,810,000
Other	205,809,000	257,830,000
Other current assets	€ 804,083,000	€ 604,450,000